INCOME TAXES - Reconciliation of statutory income tax rate and the effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Income before provision for income tax	$ (35,463)	$ (57,904)	$ (34,629)
Income tax reconciliation, Amount
PRC statutory income tax rate	(8,866)	(14,476)	(8,657)
Effect of preferential tax rates	(969)	(1,331)	274
Statutory tax rate difference		8,917	3,020
Change in valuation allowances		17,299	4,106
Effect of research and development super-deduction	(2,751)
Others	(746)	3,284	(1,173)
Income tax (benefits)/expenses	$ 2,537	$ 13,693	$ (2,430)
Tax Jurisdiction of Domicile [Extensible Enumeration]	CN	CN	CN
Income tax reconciliation, Percent
Income tax rate	25.00%
Effect of research and development super-deduction	7.80%
Others	2.10%
Effect of preferential tax rates	2.70%
Effective Tax Rate	(7.20%)
Netherlands
Income tax reconciliation, Amount
Statutory tax rate difference	$ (314)
Intercompany profit &loss	(1,016)
All others	$ 24
Income tax reconciliation, Percent
Statutory tax rate difference	0.90%
Intercompany profit &loss	2.90%
All others	(0.10%)
U.S.
Income tax reconciliation, Amount
Statutory tax rate difference	$ 404
Intercompany profit &loss	2,076
All others	$ 100
Income tax reconciliation, Percent
Statutory tax rate difference	(1.10%)
Intercompany profit &loss	(5.90%)
All others	(0.30%)
Cayman
Income tax reconciliation, Amount
Statutory tax rate difference	$ 1,187
Income tax reconciliation, Percent
Statutory tax rate difference	(3.30%)
All others
Income tax reconciliation, Amount
All others	$ 1,932
Income tax reconciliation, Percent
All others	(5.40%)
CN
Income tax reconciliation, Amount
Change in valuation allowances	$ 11,476
Income tax reconciliation, Percent
Changes in valuation allowances	(32.40%)